Stockholders' Equity - Fair Value of Employee Stock Options (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	100.31%	95.93%	98.93%	95.43%	95.53%	95.65%
Risk-free interest rate	4.66%	3.97%	4.12%	3.21%	3.32%	1.30%
Expected life of options	6 years	6 years	6 years	6 years	6 years	5 years 9 months
Weighted average grant date fair value	$ 1.16	$ 1.23	$ 1.38	$ 1.96	$ 1.83	$ 4.73